PROPERTY AND EQUIPMENT (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
PROPERTY AND EQUIPMENT
NOTE 5:-	PROPERTY AND EQUIPMENT

a.	Composition:

	December 31,
	2011	2010
Cost:

Installed products	$5,111	$4,409
Computers and electronic equipment	6,252	6,222
Office furniture and equipment	1,009	927
Motor vehicles	12,243	11,863
Network installation	4,164	4,736
Buildings	499	537
Leasehold improvements	1,273	1,237

	30,551	29,931

Accumulated depreciation:

Installed products	4,170	3,333
Computers and electronic equipment	5,241	5,312
Office furniture and equipment	577	545
Motor vehicles	5,142	4,844
Network installation	3,837	4,015
Buildings	35	27
Leasehold improvements	710	600

	19,712	18,676

Depreciated cost	$10,839	$11,255

b.	Depreciation expenses for the years ended December 31, 2011, 2010 and 2009 were $ 3,174, $ 2,815 and $ 2,377, respectively.